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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-05646
                                  ----------------------------------------------

                             New Century Portfolios
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


40 William Street, Suite 100         Wellesley, Massachusetts          02481
--------------------------------------------------------------------------------
          (Address of principal executive offices)                   (Zip code)


                            Nicole M. Tremblay, Esq.

  Weston Financial Group, Inc. 40 William Street, Suite 100 Wellesley, MA 02481
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (781) 235-7055
                                                     ---------------------------

Date of fiscal year end:         October 31, 2007
                          ---------------------------------------------

Date of reporting period:        April 30, 2007
                          ---------------------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.


A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

================================================================================

                                     [LOGO]

                                  NEW CENTURY
                                   PORTFOLIOS

                               NEW CENTURY CAPITAL

                              NEW CENTURY BALANCED

                            NEW CENTURY OPPORTUNISTIC

                            NEW CENTURY INTERNATIONAL

                       NEW CENTURY ALTERNATIVE STRATEGIES


                               SEMI-ANNUAL REPORT

                         SIX MONTHS ENDED APRIL 30, 2007
                                   (UNAUDITED)


40 WILLIAM STREET, SUITE 100, WELLESLEY MA 02481   781-239-0445   888-639-0102   FAX 781-237-1635

================================================================================

CONTENTS
--------------------------------------------------------------------------------

PRESIDENT'S LETTER                                                           1-2

PORTFOLIO INFORMATION                                                        3-7

NEW CENTURY PORTFOLIOS

    Statements of Assets and Liabilities                                       8

    Statements of Operations                                                   9

    Statements of Changes in Net Assets                                    10-12

    Financial Highlights                                                   13-17

    Portfolios of Investments                                              18-26

    Notes to Financial Statements                                          27-35

    About Your Portfolio's Expenses                                        36-38

LETTER TO SHAREHOLDERS                                                JUNE 2007
================================================================================

Dear Fellow Shareholders:

I am pleased to present our Semi-Annual Report for the six-month period ended April 30, 2007. This Report presents important financial information for each of the New Century Portfolios. I also invite you to visit our website at www.newcenturyportfolios.com for additional information.

During the six-month period ended April 30, 2007, the New Century Capital Portfolio reduced its exposure to the small-cap sector, while increasing its allocation to the growth, growth and income and international sectors. During the period, the New Century Capital Portfolio gained 10.21% as compared to the S&P 500(R) Composite Index which gained 8.6%. We continue to monitor all sectors of the Portfolio and anticipate an additional increase in our allocation to large-cap growth. At this time, we continue to believe that foreign markets are more attractive than US markets. Accordingly, we are maintaining our exposure to the international sector.

The New Century Balanced Portfolio decreased its exposure to the small-cap equity and the high-yield bond sectors. The Portfolio increased its holdings in government bonds, foreign bonds, and the growth and income sectors. During the period, the New Century Balanced Portfolio gained 8.54%, as compared to the S&P 500(R) Composite Index which gained 8.6% and the Lehman Brothers Intermediate Government/Credit Index which gained 2.59%.

The New Century Opportunistic Portfolio reduced its exposure to the mid-cap and small-cap sectors, while increasing positions in the large-cap sector and the international real estate sector. During this period, New Century Opportunistic Portfolio gained 10.37% as compared to the Russell 3000 Growth Index which gained 8.34%.

The New Century International Portfolio maintained its allocations in each of its geographic sectors. During the period, foreign markets continued to outperform the US markets. In addition, the European sector performed particularly well due to the ongoing economic growth and a continued decline in the dollar relative to the Euro. Our long-term view on the markets in Latin America, India and China is positive. In spite of a sharp drop in the Chinese stock market during February, the emerging market sector quickly recovered. During the period, the New Century International Portfolio gained 16.64%. The international equity markets, as measured by the MSCI EAFE Index, increased 15.46%.

The New Century Alternative Strategies Portfolio increased its allocation to the long/short category and decreased its allocation to the high-yield category. The Portfolio maintained diversified positions in ten distinct investment categories. New Century Alternative Strategies Portfolio gained 6.86% during the period, as compared to the Lehman Brothers Intermediate Government/Credit Index, which gained 2.59% and the S&P 500(R) Composite Index which gained 8.6%.

Although volatility is returning to the markets and we are concerned with a sluggish housing market, struggles in the subprime lending industry and continued inflationary pressures, our current outlook remains positive. Nevertheless, we remain prepared to adjust the portfolios as market dynamics change.

While future performance is always unpredictable, we are confident that New Century's investment philosophy - diversification, risk assessment and long-term focus - will maximize risk-adjusted returns.

New Century is committed to its shareholders and appreciates your selecting New Century as part of your long-term investment strategy.

Sincerely,

/s/ Wayne

Wayne M. Grzecki
President

NEW CENTURY CAPITAL PORTFOLIO
PORTFOLIO INFORMATION
APRIL 30, 2007 (UNAUDITED)
================================================================================

ASSET ALLOCATION (% of Net Assets)
--------------------------------------------------------------------------------


            [GRAPHIC OMITTED]              Growth and Income Funds - 34.0%
                                           Growth Funds - 33.5%
                                           Small Company Funds - 15.5%
                                           Foreign Stock Funds - 14.6%
                                           Cash Equivalents - 2.4%


TOP TEN HOLDINGS
--------------------------------------------------------------------------------

   SECURITY DESCRIPTION                                     % OF NET ASSETS
   --------------------------------------------             ---------------
   American Growth Fund of America - Class A                      7.0%
   Marsico 21st Century                                           6.8%
   Hotchkis & Wiley Large Cap Value  - Class A                    6.1%
   Fidelity Capital Appreciation                                  4.8%
   William Blair Small Cap Growth - Class I                       4.8%
   iShares S&P MidCap 400/BARRA Value Index                       4.6%
   Powershares Dynamic Market                                     4.6%
   Goldman Sachs Growth Opportunities - Class A                   4.2%
   Royce Opportunity - Investor Class                             4.1%
   iShares Dow Jones U.S. Energy Sector Index                     4.0%

NEW CENTURY BALANCED PORTFOLIO
PORTFOLIO INFORMATION
APRIL 30, 2007 (UNAUDITED)
================================================================================

ASSET ALLOCATION (% of Net Assets)
--------------------------------------------------------------------------------


                                           Growth and Income Funds - 36.7%
                                           Foreign Stock Funds - 10.9%
            [GRAPHIC OMITTED]              Growth Funds - 10.7%
                                           High Yield Bond Funds - 8.4%
                                           Small Company Funds - 8.0%
                                           Convertible Security Funds - 6.2%
                                           Worldwide Bond Funds - 5.9%
                                           Corporate Bond Funds - 4.9%
                                           Government Bond Funds - 4.7%
                                           High Quality Bond Funds - 2.7%
                                           Cash Equivalents - 0.9%


TOP TEN HOLDINGS
--------------------------------------------------------------------------------

   SECURITY DESCRIPTION                                     % OF NET ASSETS
   --------------------------------------------             ---------------
   Hotchkis & Wiley Large Cap Value - Class A                     7.1%
   Dodge & Cox Stock                                              5.8%
   iShares MSCI EAFE Index                                        4.9%
   Loomis Sayles Bond - Institutional Class                       4.9%
   American Century Target Maturites
     Trust Series 2015 - Investor Class                           4.8%
   iShares S&P 500 Index                                          4.8%
   Powershares Dynamic Market                                     4.7%
   MainStay High Yield Corporate Bond - Class A                   4.7%
   Davis Appreciation & Income                                    3.8%
   Loomis Sayles Institutional High Income                        3.7%

NEW CENTURY OPPORTUNISTIC PORTFOLIO
PORTFOLIO INFORMATION
APRIL 30, 2007 (UNAUDITED)
================================================================================

ASSET ALLOCATION (% of Net Assets)
--------------------------------------------------------------------------------


                                           Sector Funds - 52.2%
                                           Large-Cap Funds - 22.4%
            [GRAPHIC OMITTED]              Mid-Cap Funds - 18.3%
                                           Small-Cap Funds - 5.3%
                                           Cash Equivalents - 1.8%


TOP TEN HOLDINGS
--------------------------------------------------------------------------------

   SECURITY DESCRIPTION                                     % OF NET ASSETS
   -------------------------------------------------        ---------------
   Marsico 21st Century                                           11.2%
   Leuthold Select Industries                                      7.5%
   iShares Dow Jones U.S. Energy Sector Index                      7.5%
   iShares Goldman Sachs Natural Resources Index                   7.3%
   iShares Goldman Sachs Networking Index                          6.3%
   iShares Russell 1000 Value Index                                6.1%
   Technology Select Sector SPDR                                   6.0%
   S&P MidCap 400 Depositary Receipts                              5.5%
   Janus Orion                                                     5.4%
   Alpine International Real Estate Equity - Class Y               5.2%

NEW CENTURY INTERNATIONAL PORTFOLIO
PORTFOLIO INFORMATION
APRIL 30, 2007 (UNAUDITED)
================================================================================

ASSET ALLOCATION (% of Net Assets)
--------------------------------------------------------------------------------


                                           Europe Funds - 31.9%
            [GRAPHIC OMITTED]              Diversified Funds - 27.3%
                                           Asia/Pacific Funds - 20.3%
                                           Americas Funds - 12.0%
                                           Emerging Markets Funds - 7.1%
                                           Cash Equivalents - 1.4


TOP TEN HOLDINGS
--------------------------------------------------------------------------------

   SECURITY DESCRIPTION                                     % OF NET ASSETS
   -------------------------------------------------        ---------------
   Janus Overseas                                                 5.8%
   iShares MSCI Austria Index                                     5.6%
   Ivy European Opportunities - Class A                           4.8%
   AIM European Growth - Class A                                  4.6%
   iShares MSCI EAFE Index                                        4.5%
   iShares FTSE/Xinhua China 25 Index                             3.8%
   Oppenheimer International Small Company - Class A              3.8%
   Eaton Vance Greater India - Class A                            3.5%
   iShares S&P Latin American 40 Index                            3.5%
   iShares MSCI Canada Index                                      3.5%

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
PORTFOLIO INFORMATION
APRIL 30, 2007 (UNAUDITED)
================================================================================

ASSET ALLOCATION (% of Net Assets)
--------------------------------------------------------------------------------


                                   Long/Short Equity Funds - 18.0%
                                   Merger Arbitrage Funds - 14.9%
         [GRAPHIC OMITTED]         Global Macro Funds - 14.5%
                                   Asset Allocation Funds - 9.9%
                                   Natural Resources Funds - 9.8%
                                   Real Estate Funds - 6.8%
                                   Options/Hedged Funds - 6.6%
                                   Deep Value/Distressed Securities Funds - 6.4%
                                   Convertible Arbitrage Funds - 5.0%
                                   High Yield Funds - 4.0%
                                   Structured Notes - 1.6%
                                   Cash Equivalents - 2.5%


TOP TEN HOLDINGS
--------------------------------------------------------------------------------

   SECURITY DESCRIPTION                                     % OF NET ASSETS
   ----------------------------------------------           ---------------
   First Eagle Global - Class A                                   7.0%
   Merger Fund (The)                                              5.3%
   Calamos Market Neutral - A Shares                              5.0%
   Hussman Strategic Growth                                       4.4%
   Enterprise Mergers and Acquisitions - Class A                  4.3%
   Gateway                                                        4.0%
   Schwab Hedged Equity                                           3.7%
   Third Avenue Real Estate Value                                 3.5%
   Gabelli ABC                                                    3.3%
   PIMCO Commodity Real Return Strategy - Class A                 3.1%

NEW CENTURY PORTFOLIOS
STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 2007 (UNAUDITED)
============================================================================================================================
                                                                                                                 NEW CENTURY
                                                    NEW CENTURY   NEW CENTURY    NEW CENTURY     NEW CENTURY     ALTERNATIVE
                                                      CAPITAL       BALANCED    OPPORTUNISTIC   INTERNATIONAL    STRATEGIES
                                                     PORTFOLIO     PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
ASSETS
  Investments in securities:
    At acquisition cost.........................   $ 91,296,874   $71,385,509    $10,749,382     $ 81,218,920   $ 94,507,622
                                                   ============   ===========    ===========     ============   ============
    At value (Note 1A)..........................   $133,046,556   $92,368,773    $12,523,732     $120,383,869   $111,264,634
  Dividends receivable..........................          2,948         4,814            302            6,738          9,872
  Receivable for investment securities sold.....      2,500,000     1,595,634             --               --             --
  Receivable for capital shares sold............          1,483           375             --          101,225        116,216
  Other assets..................................         11,661         8,383          1,114            9,985          9,328
                                                   ------------   -----------    -----------     ------------   ------------
    TOTAL ASSETS................................    135,562,648    93,977,979     12,525,148      120,501,817    111,400,050
                                                   ------------   -----------    -----------     ------------   ------------

LIABILITIES
  Payable to Advisor (Note 2)...................        106,137        77,367          6,003           98,140         70,189
  Payable to Distributor (Note 3)...............         12,432        12,089          3,416           26,209          9,741
  Payable for investment securities purchased...             --     1,600,000             --               --             --
  Payable for capital shares redeemed...........          2,000         1,350             --               --             --
  Other accrued expenses and liabilities........         23,796        14,868          5,844           23,829         19,240
                                                   ------------   -----------    -----------     ------------   ------------
    TOTAL LIABILITIES...........................        144,365     1,705,674         15,263          148,178         99,170
                                                   ------------   -----------    -----------     ------------   ------------
NET ASSETS......................................   $135,418,283   $92,272,305    $12,509,885     $120,353,639   $111,300,880
                                                   ============   ===========    ===========     ============   ============
Net assets consist of:
  Paid-in capital...............................   $ 93,285,269   $69,777,831    $10,588,523     $ 78,865,461   $ 92,579,609
  Accumulated undistributed net investment
    income (loss)...............................        188,178        52,131           (623)         199,209       (341,982)
  Accumulated net realized gains on
    investments.................................        195,154     1,459,079        147,635        2,124,020      2,306,241
  Net unrealized appreciation of investments....     41,749,682    20,983,264      1,774,350       39,164,949     16,757,012
                                                   ------------   -----------    -----------     ------------   ------------
Net assets .....................................   $135,418,283   $92,272,305    $12,509,885     $120,353,639   $111,300,880
                                                   ============   ===========    ===========     ============   ============

Shares of beneficial interest outstanding
  (unlimited number of shares authorized, no par
  value)........................................      7,129,646     5,907,916      1,199,067        7,129,653      8,383,170
                                                   ============   ===========    ===========     ============   ============

Net asset value, offering price and redemption
  price per share (a)...........................   $      18.99   $     15.62    $     10.43     $      16.88   $      13.28
                                                   ============   ===========    ===========     ============   ============

(a) Redemption price may differ from the net asset value per share depending upon the length of time held (Note 1B).


See accompanying notes to financial statements.

NEW CENTURY PORTFOLIOS
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2007 (UNAUDITED)
===========================================================================================================================
                                                                                                                NEW CENTURY
                                                   NEW CENTURY   NEW CENTURY    NEW CENTURY     NEW CENTURY     ALTERNATIVE
                                                     CAPITAL       BALANCED    OPPORTUNISTIC   INTERNATIONAL    STRATEGIES
                                                    PORTFOLIO     PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends.....................................   $   889,226    $1,432,279     $   85,489     $ 1,705,822     $1,712,685
                                                   -----------    ----------     ----------     -----------     ----------

EXPENSES
  Investment advisory fees (Note 2).............       605,959       441,711         60,454         542,894        387,633
  Distribution costs (Note 3)...................        97,985        79,508         13,548         119,682         60,840
  Legal and audit fees..........................        21,838        15,030          2,166          20,094         18,156
  Accounting fees...............................        21,460        19,482         15,605          20,560         20,183
  Administration fees (Note 2)..................        18,827        13,937          4,495          16,696         15,664
  Custody fees..................................        10,779         7,943          2,258          11,474         10,805
  Transfer agent fees...........................        10,500        10,500         10,500          10,500         10,500
  Insurance expense.............................         5,704         3,985            599           4,444          4,451
  Trustees' fees and expenses (Note 2)..........         5,986         4,091            558           5,233          4,848
  Postage and supplies..........................         5,074         3,359          2,157           2,929          3,005
  Other expenses................................        12,644         7,470          2,434           4,947          9,695
                                                   -----------    ----------     ----------     -----------     ----------
    Total expenses..............................       816,756       607,016        114,774         759,453        545,780
  Less fees waived and/or expenses
    reimbursed by the Advisor (Note 2)..........            --            --        (24,094)             --             --
  Plus previously waived investment advisory
    fees and expense reimbursements recouped by
    the Advisor (Note 2)........................            --            --             --          10,757             --
                                                   -----------    ----------     ----------     -----------     ----------
    Net expenses................................       816,756       607,016         90,680         770,210        545,780
                                                   -----------    ----------     ----------     -----------     ----------
NET INVESTMENT INCOME (LOSS)....................        72,470       825,263         (5,191)        935,612      1,166,905
                                                   -----------    ----------     ----------     -----------     ----------
REALIZED AND UNREALIZED GAINS ON INVESTMENTS
  Net realized gains on investments.............     1,075,577       480,014        466,263         145,260         90,883
  Capital gain distributions from regulated
    investment companies........................     3,168,860     1,489,641         38,924       2,227,454      2,994,821
  Net change in unrealized appreciation/
    (depreciation) on investments...............     8,278,388     4,494,385        703,116      13,939,584      2,652,107
                                                   -----------    ----------     ----------     -----------     ----------
NET REALIZED AND UNREALIZED GAINS ON
  INVESTMENTS...................................    12,522,825     6,464,040      1,208,303      16,312,298      5,737,811
                                                   -----------    ----------     ----------     -----------     ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS......   $12,595,295    $7,289,303     $1,203,112     $17,247,910     $6,904,716
                                                   ===========    ==========     ==========     ===========     ==========


See accompanying notes to financial statements.

NEW CENTURY PORTFOLIOS
STATEMENTS OF CHANGES IN NET ASSETS
============================================================================================================
                                                         NEW CENTURY                     NEW CENTURY
                                                      CAPITAL PORTFOLIO              BALANCED PORTFOLIO
                                                ------------------------------------------------------------
                                                  SIX MONTHS         YEAR         SIX MONTHS         YEAR
                                                     ENDED           ENDED           ENDED          ENDED
                                                APRIL 30, 2007    OCTOBER 31,   APRIL 30, 2007   OCTOBER 31,
                                                  (UNAUDITED)        2006         (UNAUDITED)        2006
------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income (loss) ..............    $     72,470    $   (556,605)    $   825,263    $   979,158
  Net realized gains from
    security transactions ...................       1,075,577       1,704,300         480,014      1,241,744
  Capital gain distributions from regulated
    investment companies ....................       3,168,860       3,556,360       1,489,641      1,607,334
  Net change in unrealized appreciation/
    (depreciation) on investments ...........       8,278,388      11,233,452       4,494,385      5,632,860
                                                 ------------    ------------     -----------    -----------
Net increase in net assets from operations...      12,595,295      15,937,507       7,289,303      9,461,096
                                                 ------------    ------------     -----------    -----------

DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income (Note 1E) ......              --              --      (1,085,845)    (1,111,490)
  From net realized gains on security
    transactions (Note 1E) ..................              --              --              --             --
                                                 ------------    ------------     -----------    -----------
Net decrease in net assets from
  distributions to shareholders .............              --              --      (1,085,845)    (1,111,490)
                                                 ------------    ------------     -----------    -----------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold .................       2,865,966      11,070,170       1,455,265      5,087,519
  Net asset value of shares issued in
    reinvestment of distributions to
    shareholders ............................              --              --       1,045,536      1,066,079
  Payments for shares redeemed ..............      (3,930,887)    (13,697,406)     (2,231,024)    (5,831,703)
                                                 ------------    ------------     -----------    -----------
Net increase (decrease) in net assets from
  capital share transactions ................      (1,064,921)     (2,627,236)        269,777        321,895
                                                 ------------    ------------     -----------    -----------

TOTAL INCREASE IN NET ASSETS ................      11,530,374      13,310,271       6,473,235      8,671,501

NET ASSETS
  Beginning of period .......................     123,887,909     110,577,638      85,799,070     77,127,569
                                                 ------------    ------------     -----------    -----------
  End of period .............................    $135,418,283    $123,887,909     $92,272,305    $85,799,070
                                                 ============    ============     ===========    ===========

ACCUMULATED UNDISTRIBUTED NET INVESTMENT
  INCOME ....................................    $    188,178    $         --     $    52,131    $   227,009
                                                 ============    ============     ===========    ===========

CAPITAL SHARE ACTIVITY
  Sold ......................................         156,960         681,814          96,319        367,445
  Reinvested ................................              --              --          70,406         79,499
  Redeemed ..................................        (216,293)       (846,878)       (146,431)      (422,404)
                                                 ------------    ------------     -----------    -----------
  Net increase (decrease) in shares
    outstanding .............................         (59,333)       (165,064)         20,294         24,540
  Shares outstanding, beginning of period....       7,188,979       7,354,043       5,887,622      5,863,082
                                                 ------------    ------------     -----------    -----------
  Shares outstanding, end of period .........       7,129,646       7,188,979       5,907,916      5,887,622
                                                 ============    ============     ===========    ===========


See accompanying notes to financial statements.

NEW CENTURY PORTFOLIOS
STATEMENTS OF CHANGES IN NET ASSETS
=================================================================================================================
                                                              NEW CENTURY                     NEW CENTURY
                                                        OPPORTUNISTIC PORTFOLIO        INTERNATIONAL PORTFOLIO
                                                     ------------------------------------------------------------
                                                       SIX MONTHS        YEAR         SIX MONTHS         YEAR
                                                          ENDED          ENDED           ENDED          ENDED
                                                     APRIL 30, 2007   OCTOBER 31,   APRIL 30, 2007    OCTOBER 31,
                                                       (UNAUDITED)       2006         (UNAUDITED)        2006
-----------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income (loss) ...................    $    (5,191)    $   (98,253)   $    935,612    $   (403,469)
  Net realized gains from
    security transactions ........................        466,263         817,940         145,260       3,043,416
  Capital gain distributions from regulated
    investment companies .........................         38,924         159,314       2,227,454         875,977
  Net change in unrealized appreciation/
    (depreciation) on investments ................        703,116        (391,329)     13,939,584      14,609,225
                                                      -----------     -----------    ------------    ------------
Net increase in net assets from operations .......      1,203,112         487,672      17,247,910      18,125,149
                                                      -----------     -----------    ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income (Note 1E) ...........             --              --        (984,509)             --
  From net realized gains on security
    transactions (Note 1E) .......................             --              --      (3,422,372)       (684,174)
                                                      -----------     -----------    ------------    ------------
Net decrease in net assets from
  distributions to shareholders ..................             --              --      (4,406,881)       (684,174)
                                                      -----------     -----------    ------------    ------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold ......................        278,491       7,157,035       7,008,671      44,931,737
  Proceeds from redemption
    fees collected (Note 1B) .....................             --              --              --             575
  Net asset value of shares issued in
    reinvestment of distributions
    to shareholders ..............................             --              --       3,515,727         576,069
  Payments for shares redeemed ...................       (920,578)     (2,587,039)     (5,957,065)     (5,017,738)
                                                      -----------     -----------    ------------    ------------
Net increase (decrease) in net assets
  from capital share transactions ................       (642,087)      4,569,996       4,567,333      40,490,643
                                                      -----------     -----------    ------------    ------------

TOTAL INCREASE IN NET ASSETS .....................        561,025       5,057,668      17,408,362      57,931,618

NET ASSETS
  Beginning of period ............................     11,948,860       6,891,192     102,945,277      45,013,659
                                                      -----------     -----------    ------------    ------------
  End of period ..................................    $12,509,885     $11,948,860    $120,353,639    $102,945,277
                                                      ===========     ===========    ============    ============

ACCUMULATED UNDISTRIBUTED
  NET INVESTMENT INCOME (LOSS) ...................    $      (623)    $        --    $    199,209    $         --
                                                      ===========     ===========    ============    ============
CAPITAL SHARE ACTIVITY
  Sold ...........................................         28,265         755,146         442,983       3,448,917
  Reinvested .....................................             --              --         223,362          44,076
  Redeemed .......................................        (93,642)       (281,228)       (374,505)       (368,210)
                                                      -----------     -----------    ------------    ------------
  Net increase (decrease) in shares outstanding ..        (65,377)        473,918         291,840       3,124,783
  Shares outstanding, beginning of period ........      1,264,444         790,526       6,837,813       3,713,030
                                                      -----------     -----------    ------------    ------------
  Shares outstanding, end of period ..............      1,199,067       1,264,444       7,129,653       6,837,813
                                                      ===========     ===========    ============    ============


See accompanying notes to financial statements.

NEW CENTURY PORTFOLIOS
STATEMENTS OF CHANGES IN NET ASSETS
========================================================================================================
                                                                               NEW CENTURY ALTERNATIVE
                                                                                 STRATEGIES PORTFOLIO
                                                                            ----------------------------
                                                                              SIX MONTHS        YEAR
                                                                                 ENDED          ENDED
                                                                            APRIL 30, 2007   OCTOBER 31,
                                                                              (UNAUDITED)       2006
--------------------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income .................................................    $  1,166,905    $ 1,260,904
  Net realized gains from security transactions .........................          90,883        973,092
  Capital gain distributions from regulated investment companies ........       2,994,821      2,145,864
  Net change in unrealized appreciation/(depreciation) on investments ...       2,652,107      5,623,409
                                                                             ------------    -----------
Net increase in net assets from operations ..............................       6,904,716     10,003,269
                                                                             ------------    -----------

DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income (Note 1E) ..................................      (2,646,346)    (2,149,410)
  From net realized gains on security transactions (Note 1E) ............      (2,021,808)      (455,936)
                                                                             ------------    -----------
Net decrease in net assets from distributions to shareholders ...........      (4,668,154)    (2,605,346)
                                                                             ------------    -----------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold .............................................      10,406,208     16,213,431
  Proceeds from redemption fees collected (Note 1B) .....................               2             --
  Net asset value of shares issued in reinvestment of
    distributions to shareholders .......................................       4,619,812      2,588,651
  Payments for shares redeemed ..........................................      (3,772,890)    (4,949,196)
                                                                             ------------    -----------
Net increase in net assets from capital share transactions ..............      11,253,132     13,852,886
                                                                             ------------    -----------

TOTAL INCREASE IN NET ASSETS ............................................      13,489,694     21,250,809

NET ASSETS
  Beginning of period ...................................................      97,811,186     76,560,377
                                                                             ------------    -----------
  End of period .........................................................    $111,300,880    $97,811,186
                                                                             ============    ===========

ACCUMULATED UNDISTRIBUTED
  NET INVESTMENT INCOME (LOSS) ..........................................    $   (341,982)   $   136,487
                                                                             ============    ===========
CAPITAL SHARE ACTIVITY
  Sold ..................................................................         801,774      1,304,516
  Reinvested ............................................................         362,623        217,168
  Redeemed ..............................................................        (288,757)      (398,656)
                                                                             ------------    -----------
  Net increase in shares outstanding ....................................         875,640      1,123,028
  Shares outstanding, beginning of period ...............................       7,507,530      6,384,502
                                                                             ------------    -----------
  Shares outstanding, end of period .....................................       8,383,170      7,507,530
                                                                             ============    ===========


See accompanying notes to financial statements.

NEW CENTURY CAPITAL PORTFOLIO
FINANCIAL HIGHLIGHTS
==========================================================================================================================
                                         SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
==========================================================================================================================
                                          SIX MONTHS
                                            ENDED                             YEARS ENDED OCTOBER 31,
                                       APRIL 30, 2007     ----------------------------------------------------------------
                                         (UNAUDITED)        2006         2005           2004          2003          2002
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
  Net asset value, beginning of period    $  17.23        $  15.04      $  13.38      $  12.36      $  10.09      $  11.97
                                          --------        --------      --------      --------      --------      --------
  Income (loss) from investment operations:
    Net investment income (loss) .....        0.01           (0.08)        (0.09)        (0.12)        (0.06)        (0.08)
    Net realized and unrealized gains
      (losses) on investments ........        1.75            2.27          1.75          1.14          2.33         (1.80)
                                          --------        --------      --------      --------      --------      --------
  Total from investment operations ...        1.76            2.19          1.66          1.02          2.27         (1.88)
                                          --------        --------      --------      --------      --------      --------

  Less distributions:
    Distributions from net
      investment income ..............          --              --            --            --            --            --
    Distributions from net
      realized gains .................          --              --            --            --            --            --
                                          --------        --------      --------      --------      --------      --------
  Total distributions ................          --              --            --            --            --            --
                                          --------        --------      --------      --------      --------      --------
  Net asset value, end of period .....    $  18.99        $  17.23      $  15.04      $  13.38      $  12.36      $  10.09
                                          ========        ========      ========      ========      ========      ========
TOTAL RETURN (a) .....................       10.21%(b)       14.56%        12.41%         8.25%        22.50%       (15.71%)
                                          ========        ========      ========      ========      ========      ========
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (000's) ..    $135,418        $123,888      $110,578      $103,260      $ 95,396      $ 82,310
                                          ========        ========      ========      ========      ========      ========
  Ratio of expenses to average net
    assets (c) .......................        1.27%(e)        1.27%         1.35%         1.41%         1.45%         1.40%

  Ratio of net investment income
    (loss) to average net assets (d)..        0.11%(e)       (0.47%)       (0.57%)       (0.91%)       (0.59%)       (0.62%)

  Portfolio turnover .................           6%(b)          12%           13%           48%           71%           59%

(a) Total return is a measure of the change in the value of an investment in the Portfolio over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Portfolio. Returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(b)   Not annualized.

(c) The ratios of expenses to average net assets do not reflect the Portfolio's proportionate share of expenses of the underlying investment companies in which the Portfolio invests.

(d) Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(e)   Annualized.


See accompanying notes to financial statements.

NEW CENTURY BALANCED PORTFOLIO
FINANCIAL HIGHLIGHTS
==================================================================================================================================
                                                 SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
==================================================================================================================================
                                               SIX MONTHS
                                                 ENDED
                                                APRIL 30,                           YEARS ENDED OCTOBER 31,
                                                 2007           ------------------------------------------------------------------
                                              (UNAUDITED)         2006         2005         2004            2003            2002
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
  Net asset value, beginning of period ......   $  14.57        $  13.15     $  12.30     $  11.52        $   9.89        $  11.35
                                                --------        --------     --------     --------        --------        --------
  Income (loss) from investment operations:
    Net investment income ...................       0.14            0.17         0.15         0.11            0.16            0.13
    Net realized and unrealized gains
      (losses) on investments ...............       1.10            1.44         0.89         0.78            1.67           (1.49)
                                                --------        --------     --------     --------        --------        --------
  Total from investment operations ..........       1.24            1.61         1.04         0.89            1.83           (1.36)
                                                --------        --------     --------     --------        --------        --------
  Less distributions:
    Distributions from net
      investment income .....................      (0.19)          (0.19)       (0.19)       (0.11)          (0.20)          (0.10)
    Distributions from net realized gains ...         --              --           --           --              --              --
                                                --------        --------     --------     --------        --------        --------
  Total distributions .......................      (0.19)          (0.19)       (0.19)       (0.11)          (0.20)          (0.10)
                                                --------        --------     --------     --------        --------        --------
  Net asset value, end of period ............   $  15.62        $  14.57     $  13.15     $  12.30        $  11.52        $   9.89
                                                ========        ========     ========     ========        ========        ========
TOTAL RETURN (a) ............................       8.54%(b)       12.37%        8.51%        7.75%          18.84%         (12.08%)
                                                ========        ========     ========     ========        ========        ========
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (000's) .........   $ 92,272        $ 85,799     $ 77,128     $ 74,327        $ 70,441        $ 62,755
                                                ========        ========     ========     ========        ========        ========

  Ratio of expenses to average net assets (f)       1.37%(e)        1.38%        1.38%        1.42%(d)        1.45%(c)        1.48%

  Ratio of net investment income to average
    net assets  (g) .........................       1.87%(e)        1.20%        1.12%        0.88%(d)        1.56%(c)        1.19%

  Portfolio turnover ........................          3%(b)          22%          21%          44%             80%             93%

(a) Total return is a measure of the change in the value of an investment in the Portfolio over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Portfolio. Returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(b)   Not annualized.

(c) Absent fee waivers and expense reimbursements by the Advisor, the ratio of expenses to average net assets would have been 1.46% and the ratio of net investment income to average net assets would have been 1.55% for the year ended October 31, 2003 (Note 2).

(d) Absent the recoupment of fees previously waived and reimbursed by the Advisor, the ratio of expenses to average net assets would have been 1.41% and the ratio of net investment income to average net assets would have been 0.89% for the year ended October 31, 2004 (Note 2).

(e)   Annualized.

(f) The ratios of expenses to average net assets do not reflect the Portfolio's proportionate share of expenses of the underlying investment companies in which the Portfolio invests.

(g) Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.


See accompanying notes to financial statements.

NEW CENTURY OPPORTUNISTIC PORTFOLIO*
FINANCIAL HIGHLIGHTS
========================================================================================================================
                                       SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
========================================================================================================================
                                           SIX MONTHS
                                             ENDED
                                            APRIL 30,                        YEARS ENDED OCTOBER 31,
                                              2007          ------------------------------------------------------------
                                           (UNAUDITED)        2006         2005         2004         2003         2002
------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
  Net asset value, beginning of period ..   $   9.45        $   8.72     $   7.30     $   6.95     $   5.47     $   7.37
                                            --------        --------     --------     --------     --------     --------
  Income (loss) from investment operations:
    Net investment loss .................      (0.00)(a)       (0.08)       (0.06)       (0.07)       (0.06)       (0.07)
    Net realized and unrealized gains
      (losses) on investments ...........       0.98            0.81         1.48         0.42         1.54        (1.83)
                                            --------        --------     --------     --------     --------     --------
  Total from investment operations ......       0.98            0.73         1.42         0.35         1.48        (1.90)
                                            --------        --------     --------     --------     --------     --------
  Less distributions:
    Distributions from net
      investment income .................         --              --           --           --           --           --
    Distributions from net realized gains         --              --           --           --           --           --
                                            --------        --------     --------     --------     --------     --------
  Total distributions ...................         --              --           --           --           --           --
                                            --------        --------     --------     --------     --------     --------
  Net asset value, end of period ........   $  10.43        $   9.45     $   8.72     $   7.30     $   6.95     $   5.47
                                            ========        ========     ========     ========     ========     ========
TOTAL RETURN (b) ........................      10.37%(c)        8.37%       19.45%        5.04%       27.06%      (25.78%)
                                            ========        ========     ========     ========     ========     ========
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (000's) .....   $ 12,510        $ 11,949     $  6,891     $  5,512     $  4,866     $  3,610
                                            ========        ========     ========     ========     ========     ========

  Ratios of expenses to average net assets:
    Before expense reimbursement
      and waived fees (d) ...............       1.90%(f)        2.00%        2.56%        2.71%        3.20%        2.95%
    After expense reimbursement
      and waived fees (d) ...............       1.50%(f)        1.50%        1.50%        1.50%        1.50%        1.50%

  Ratios of net investment loss
    to average net assets:
    Before expense reimbursement
      and waived fees (e) ...............      (0.48%)(f)      (1.39%)      (1.80%)      (2.27%)      (2.73%)      (2.50%)
    After expense reimbursement
      and waived fees (e) ...............      (0.09%)(f)      (0.89%)      (0.74%)      (1.06%)      (1.03%)      (1.05%)

    Portfolio turnover ..................         16%(c)          49%          19%          68%          78%         120%

* Until March 1, 2006, the New Century Opportunistic Portfolio was known as the "New Century Aggressive Portfolio."

(a)   Amount rounds to less than than $0.01 per share.

(b) Total return is a measure of the change in the value of an investment in the Portfolio over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Portfolio. Returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(c)   Not annualized.

(d) The ratios of expenses to average net assets do not reflect the Portfolio's proportionate share of expenses of the underlying investment companies in which the Portfolio invests.

(e) Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(f)   Annualized.


See accompanying notes to financial statements.

NEW CENTURY INTERNATIONAL PORTFOLIO
FINANCIAL HIGHLIGHTS
==================================================================================================================================
                                                 SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
==================================================================================================================================
                                             SIX MONTHS
                                               ENDED
                                              APRIL 30,                                YEARS ENDED OCTOBER 31,
                                                2007             -----------------------------------------------------------------
                                             (UNAUDITED)           2006            2005         2004           2003         2002
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
  Net asset value, beginning of period .....  $  15.06           $  12.12        $  10.07     $   8.68       $   6.52     $   7.41
                                              --------           --------        --------     --------       --------     --------
  Income (loss) from investment operations:
    Net investment income (loss) ...........      0.14              (0.06)          (0.06)       (0.05)         (0.03)       (0.06)
    Net realized and unrealized gains
      (losses) on investments ..............      2.32               3.12            2.42         1.44           2.19        (0.81)
                                              --------           --------        --------     --------       --------     --------
  Total from investment operations .........      2.46               3.06            2.36         1.39           2.16        (0.87)
                                              --------           --------        --------     --------       --------     --------
  Less distributions:
    Distributions from net
      investment income ....................     (0.14)                --              --           --             --        (0.02)
    Distributions from net realized gains ..     (0.50)             (0.12)          (0.31)          --             --           --
                                              --------           --------        --------     --------       --------     --------
  Total distributions ......................     (0.64)             (0.12)          (0.31)          --             --        (0.02)
                                              --------           --------        --------     --------       --------     --------
  Proceeds from redemption fees collected ..        --             0.00(a)         0.00(a)          --             --           --
                                              --------           --------        --------     --------       --------     --------
  Net asset value, end of period ...........  $  16.88           $  15.06        $  12.12     $  10.07       $   8.68     $   6.52
                                              ========           ========        ========     ========       ========     ========
TOTAL RETURN (b) ...........................     16.64%(c)          25.35%          23.70%       16.01%         33.13%      (11.84%)
                                              ========           ========        ========     ========       ========     ========
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (000's) ........  $120,354           $102,945        $ 45,014     $ 24,449       $ 15,288     $  7,655
                                              ========           ========        ========     ========       ========     ========

  Ratios of expenses to average net assets:
    Before expense reimbursement
      and waived fees (d) ..................      1.38%(f)           1.50%           1.55%        1.74%          2.11%        2.54%
    After expense reimbursement
      and waived fees (d) ..................      1.38%(f)(g)        1.50%(g)        1.50%        1.50%          1.50%        1.50%

  Ratios of net investment income (loss)
    to average net assets:
    Before expense reimbursement
      and waived fees (e) ..................      1.67%(f)          (0.46%)         (0.72%)      (0.88%)        (1.16%)      (2.34%)
    After expense reimbursement
      and waived fees (e) ..................      1.67%(f)(g)       (0.46%)(g)      (0.67%)      (0.64%)        (0.55%)      (1.30%)

  Portfolio turnover .......................         1%(c)             22%              3%          45%            56%          27%

(a)   Amount rounds to less than $0.01 per share.

(b) Total return is a measure of the change in the value of an investment in the Portfolio over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Portfolio. Returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(c)   Not annualized.

(d) The ratios of expenses to average net assets do not reflect the Portfolio's proportionate share of expenses of the underlying investment companies in which the Portfolio invests.

(e) Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(f)   Annualized.

(g) Absent the recoupment of fees previously waived and reimbursed by the Advisor, the ratio of expenses to average net assets would have been 1.36%
      (f) and 1.41% and the ratio of net investment income (loss) to average net assets would have been 1.69%(f) and (0.37%) for the periods ended April 30, 2007 and October 31, 2006, respectively (Note 2).


See accompanying notes to financial statements.

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
FINANCIAL HIGHLIGHTS
============================================================================================================================
                                           SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
============================================================================================================================
                                          SIX MONTHS
                                            ENDED
                                           APRIL 30                         PERIODS ENDED OCTOBER 31,
                                             2007           -----------------------------------------------------------------
                                          (UNAUDITED)         2006         2005           2004         2003           2002(a)
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
  Net asset value, beginning of period .... $  13.03        $  11.99     $  11.46       $  10.67     $   9.12        $  10.00
                                            --------        --------     --------       --------     --------        --------
  Income (loss) from investment operations:
    Net investment income .................     0.14            0.21         0.15           0.14         0.11            0.01
    Net realized and unrealized gains
      (losses) on investments .............     0.73            1.23         0.87           0.83         1.54           (0.89)
                                            --------        --------     --------       --------     --------        --------
  Total from investment operations ........     0.87            1.44         1.02           0.97         1.65           (0.88)
                                            --------        --------     --------       --------     --------        --------

  Less distributions:
    Distributions from net investment
      income ..............................    (0.35)          (0.33)       (0.24)         (0.18)       (0.10)             --
    Distributions from net realized gains .    (0.27)          (0.07)       (0.25)            --           --              --
                                            --------        --------     --------       --------     --------        --------
  Total distributions .....................    (0.62)          (0.40)       (0.49)         (0.18)       (0.10)             --
                                            --------        --------     --------       --------     --------        --------
  Proceeds from redemption fees collected .     0.00(b)           --         0.00(b)          --           --              --
                                            --------        --------     --------       --------     --------        --------
  Net asset value, end of period .......... $  13.28        $  13.03     $  11.99       $  11.46     $  10.67        $   9.12
                                            ========        ========     ========       ========     ========        ========
TOTAL RETURN (d) ..........................     6.86%(c)       12.32%        9.12%          9.12%       18.20%          (8.80%)(c)
                                            ========        ========     ========       ========     ========        ========

RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (000's) ....... $111,301        $ 97,811     $ 76,560       $ 51,635     $ 33,734        $ 19,529
                                            ========        ========     ========       ========     ========        ========
  Ratios of expenses to average net
    assets (h) ............................     1.06%(e)        1.08%        1.06%          1.12%        1.40%(g)        1.49%(e)(f)

  Ratios of net investment income to
    average net assets (i) ................     2.26%(e)        1.43%        1.06%          1.04%        1.06%(g)        0.32%(e)(f)

  Portfolio turnover ......................        4%(c)          12%          11%            11%          21%              7%(e)

(a) Represents the period from the initial public offering of shares (May 1, 2002) through October 31, 2002.

(b)   Amount rounds to less than $0.01 per share.

(c)   Not annualized.

(d) Total return is a measure of the change in the value of an investment in the Portfolio over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Portfolio. Returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(e)   Annualized.

(f) Absent fee waivers and expense reimbursements by the Advisor, the ratio of expenses to average net assets would have been 1.72%(e) and the ratio of net investment income to average net assets would have been 0.09%(e) for the period ended October 31, 2002 (Note 2).

(g) Absent the recoupment of fees previously waived and reimbursed by the Advisor, the ratio of expenses to average net assets would have been 1.34% and the ratio of net investment income to average net assets would have been 1.12% for the year ended October 31, 2003 (Note 2).

(h) The ratios of expenses to average net assets do not reflect the Portfolio's proportionate share of expenses of the underlying investment companies in which the Portfolio invests.

(i) Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.


See accompanying notes to financial statements.

NEW CENTURY CAPITAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)
================================================================================
INVESTMENT COMPANIES -- 97.6%                             SHARES        VALUE
--------------------------------------------------------------------------------
GROWTH AND INCOME FUNDS -- 34.0%
  Fidelity Select Utilities Growth....................     68,259   $  4,315,357
  Hotchkis & Wiley Large Cap Value - Class A..........    309,148      8,300,636
  iShares Dow Jones Select Dividend Index (b).........     65,100      4,780,944
  iShares Dow Jones U.S. Energy Sector Index (b)......     49,400      5,449,314
  iShares Goldman Sachs Natural Resources Index (b)...     10,600      1,170,664
  iShares Russell 1000 Value Index (b)................     28,800      2,481,984
  iShares S&P 500 Index (b)...........................     17,350      2,576,302
  iShares S&P MidCap 400 Value Index (b)..............     73,000      6,251,720
  Powershares Dynamic Market (b)......................    116,200      6,199,270
  Vanguard 500 Index - Investor Shares ...............     32,727      4,470,781
                                                                    ------------
                                                                      45,996,972
                                                                    ------------

GROWTH FUNDS -- 33.5%
  American Funds AMCAP - Class A......................    228,428      4,815,253
  American Funds Growth Fund of America - Class A.....    274,721      9,510,826
  Calamos Growth - Class A (a)........................     55,868      3,196,766
  Columbia Acorn Select - Class A.....................    120,899      3,530,241
  Fidelity Capital Appreciation.......................    228,382      6,540,862
  Goldman Sachs Growth Opportunities - Class A (a)....    235,888      5,682,534
  iShares Russell 1000 Growth Index (b)...............        235         13,677
  Janus Orion.........................................    116,276      1,247,643
  Marsico 21st Century ...............................    579,744      9,264,308
  Wells Fargo Advantage Endeavor Select - Class A (a).    152,703      1,638,508
                                                                    ------------
                                                                      45,440,618
                                                                    ------------

SMALL COMPANY FUNDS -- 15.5%
  Buffalo Small Cap (a)...............................     50,619      1,452,266
  FBR Small Cap (a)...................................     44,566      2,491,662
  iShares S&P SmallCap 600 Growth Index (b)...........     21,700      2,968,560
  iShares S&P SmallCap 600 Value Index (b)............     27,400      2,152,818
  Royce Opportunity - Investor Class (a)..............    394,043      5,504,784
  William Blair Small Cap Growth - Class I (a)........    237,365      6,451,570
                                                                    ------------
                                                                      21,021,660
                                                                    ------------

FOREIGN STOCK FUNDS -- 14.6%
  Dodge & Cox International Stock.....................    107,008      5,065,759
  iShares MSCI EAFE Index (b) ........................     67,200      5,312,832
  iShares MSCI EAFE Value Index (b) ..................     13,000      1,002,300
  iShares MSCI Emerging Markets Index (b).............     41,400      4,988,700
  Lazard International Small Cap - Investor Shares....     69,731      1,317,220
  Tocqueville International Value (The)...............    130,346      2,062,078
                                                                    ------------
                                                                      19,748,889
                                                                    ------------

TOTAL INVESTMENT COMPANIES (Cost $90,458,457).........              $132,208,139
                                                                    ------------

NEW CENTURY CAPITAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2007 (UNAUDITED)
================================================================================
MONEY MARKET SECURITIES -- 0.6%                           SHARES        VALUE
--------------------------------------------------------------------------------
  First American Treasury Obligations - Class A
    (Cost $838,417)...................................    838,417   $    838,417
                                                                    ------------

TOTAL INVESTMENTS AT VALUE -- 98.2%
  (Cost $91,296,874)..................................              $133,046,556

OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.8%.........                 2,371,727
                                                                    ------------

NET ASSETS -- 100.0%..................................              $135,418,283
                                                                    ============

(a)   Non-income producing security.

(b)   Exchange-traded fund.


See accompanying notes to financial statements.

NEW CENTURY BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)
================================================================================
INVESTMENT COMPANIES -- 99.1%                             SHARES       VALUE
--------------------------------------------------------------------------------
GROWTH AND INCOME FUNDS -- 36.7%
  Dodge & Cox Stock...................................     33,433   $ 5,334,307
  Fidelity Select Utilities Growth....................     52,978     3,349,298
  Hotchkis & Wiley Large Cap Value - Class A..........    242,490     6,510,846
  iShares Dow Jones Select Dividend Index (b).........     42,600     3,128,544
  iShares Dow Jones U.S. Energy Sector Index (b)......     28,300     3,121,773
  iShares Goldman Sachs Natural Resources Index (b)...     10,600     1,170,664
  iShares Russell 1000 Value Index (b)................     20,300     1,749,454
  iShares S&P 500 Index (b)...........................     29,600     4,395,304
  iShares S&P MidCap 400 Value Index (b)..............      9,000       770,760
  Powershares Dynamic Market (b)......................     81,000     4,321,350
                                                                    -----------
                                                                     33,852,300
                                                                    -----------

FOREIGN STOCK FUNDS -- 10.9%
  Dodge & Cox International Stock.....................     42,634     2,018,272
  iShares MSCI EAFE Index (b).........................     57,300     4,530,138
  iShares MSCI EAFE Value Index (b)...................     21,000     1,619,100
  Tocqueville International Value (The)...............    118,670     1,877,357
                                                                    -----------
                                                                     10,044,867
                                                                    -----------

GROWTH FUNDS -- 10.7%
  American Funds AMCAP - Class A......................    152,540     3,215,546
  Columbia Acorn Select - Class A.....................     31,131       909,028
  Fidelity Capital Appreciation.......................     30,211       865,239
  iShares Russell 1000 Growth Index (b)...............        300        17,460
  Marsico 21st Century ...............................     36,739       587,094
  S&P MidCap 400 Depositary Receipts (b)..............     17,580     2,789,946
  Wells Fargo Advantage Endeavor Select - Class A (a).    136,098     1,460,331
                                                                    -----------
                                                                      9,844,644
                                                                    -----------

HIGH YIELD BOND FUNDS -- 8.4%
  Loomis Sayles Institutional High Income.............    406,452     3,422,325
  MainStay High Yield Corporate Bond - Class A........    656,919     4,302,821
                                                                    -----------
                                                                      7,725,146
                                                                    -----------

SMALL COMPANY FUNDS -- 8.0%
  FBR Small Cap (a)...................................     23,136     1,293,545
  iShares S&P SmallCap 600 Growth Index (b)...........     15,400     2,106,720
  iShares S&P SmallCap 600 Value Index (b)............     27,800     2,184,246
  Royce Opportunity - Investor Class (a)..............    129,869     1,814,271
                                                                    -----------
                                                                      7,398,782
                                                                    -----------

CONVERTIBLE SECURITY FUNDS -- 6.2%
  Davis Appreciation & Income.........................    112,856     3,522,239
  Franklin Convertible Securities - Class A...........    126,579     2,168,298
                                                                    -----------
                                                                      5,690,537
                                                                    -----------

NEW CENTURY BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2007 (UNAUDITED)
================================================================================
INVESTMENT COMPANIES -- 99.1% (CONTINUED)                 SHARES       VALUE
--------------------------------------------------------------------------------
WORLDWIDE BOND FUNDS -- 5.9%
  Alliance Bernstein Global High Income (c)...........    135,800   $ 1,893,052
  Loomis Sayles Global Bond - Institutional Class.....     56,623       892,942
  Templeton Global Bond - Class A.....................    181,617     2,063,167
  T. Rowe Price Emerging Markets Bond.................     40,702       570,635
                                                                    -----------
                                                                      5,419,796
                                                                    -----------

CORPORATE BOND FUNDS -- 4.9%
  Loomis Sayles Bond - Institutional Class............    306,371     4,503,647
                                                                    -----------

GOVERNMENT BOND FUNDS -- 4.7%
  American Century Target Maturities Trust
    Series 2015 - Investor Class......................     55,077     4,398,448
                                                                    -----------

HIGH QUALITY BOND FUNDS -- 2.7%
  Dodge & Cox Income .................................    200,048     2,534,607
                                                                    -----------

TOTAL INVESTMENT COMPANIES (Cost $70,429,510).........              $91,412,774
                                                                    -----------

================================================================================
MONEY MARKET SECURITIES -- 1.0%                           SHARES       VALUE
--------------------------------------------------------------------------------
  First American Treasury Obligations - Class A
    (Cost $955,999)...................................    955,999   $   955,999
                                                                    -----------

TOTAL INVESTMENTS AT VALUE -- 100.1%
  (Cost $71,385,509)..................................              $92,368,773

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1%).......                  (96,468)
                                                                    -----------

NET ASSETS -- 100.0%..................................              $92,272,305
                                                                    ===========

(a)   Non-income producing security.

(b)   Exchange-traded fund.

(c)   Closed-end fund.


See accompanying notes to financial statements.

NEW CENTURY OPPORTUNISTIC PORTFOLIO
PORTFOLIO OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)
================================================================================
INVESTMENT COMPANIES -- 98.2%                              SHARES       VALUE
--------------------------------------------------------------------------------
SECTOR FUNDS -- 52.2%
  Alpine International Real Estate Equity - Class Y ....   14,450  $    648,661
  FBR Gas Utility Index ................................   13,852       304,474
  iShares Dow Jones U.S. Energy Sector Index (b) .......    8,500       937,635
  iShares Goldman Sachs Natural Resources Index (b) ....    8,300       916,652
  iShares Goldman Sachs Networking Index (a) (b) .......   23,900       784,159
  iShares Goldman Sachs Semiconductor Index (b) ........    4,050       259,038
  iShares MSCI Emerging Markets Index (b) ..............    5,300       638,650
  iShares Nasdaq Biotechnology Index (a) (b) ...........    6,600       541,068
  PowerShares Dynamic Biotechnology & Genome (a) (b) ...   13,700       263,999
  Technology Select Sector SPDR (b) ....................   30,800       754,600
  T. Rowe Price Emerging Europe & Mediterranean ........   13,862       474,914
                                                                   ------------
                                                                      6,523,850
                                                                   ------------
LARGE-CAP FUNDS -- 22.4%
  iShares Russell 1000 Value Index (b) .................    8,800       758,384
  iShares S&P 500 Growth Index (b) .....................    9,500       643,340
  Marsico 21st Century .................................   87,310     1,395,208
                                                                   ------------
                                                                      2,796,932
                                                                   ------------
MID-CAP FUNDS -- 18.3%
  Janus Orion ..........................................   62,677       672,525
  Leuthold Select Industries ...........................   47,135       939,404
  S&P MidCap 400 Depositary Receipts (b) ...............    4,302       682,727
                                                                   ------------
                                                                      2,294,656
                                                                   ------------
SMALL-CAP FUNDS -- 5.3%
  iShares S&P SmallCap 600 Growth Index (b) ............    1,200       164,160
  iShares S&P SmallCap 600 Value Index (b) .............    6,400       502,848
                                                                   ------------
                                                                        667,008
                                                                   ------------
TOTAL INVESTMENT COMPANIES (Cost $10,508,096) ..........           $ 12,282,446
                                                                   ------------

================================================================================
MONEY MARKET SECURITIES -- 1.9%                            SHARES       VALUE
--------------------------------------------------------------------------------
  First American Treasury Obligations - Class A
    (Cost $241,286) ...................................   241,286  $    241,286

TOTAL INVESTMENTS AT VALUE -- 100.1%
  (Cost $10,749,382) ..................................            $ 12,523,732

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1%) .......                 (13,847)
                                                                   ------------

NET ASSETS -- 100.0% ..................................            $ 12,509,885
                                                                   ============

(a)   Non-income producing security.

(b)   Exchange-traded fund.


See accompanying notes to financial statements.

NEW CENTURY INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)
================================================================================
INVESTMENT COMPANIES -- 98.6%                              SHARES       VALUE
--------------------------------------------------------------------------------
EUROPE FUNDS -- 31.9%
  AIM European Growth - Class A .......................   122,263  $  5,564,196
  iShares MSCI Austria Index (a) ......................   166,200     6,731,100
  iShares MSCI Belgium Index (a) ......................   110,600     3,075,786
  iShares MSCI EMU Index (a) ..........................    25,800     2,979,126
  iShares MSCI France Index (a) .......................    10,000       377,800
  iShares MSCI Germany Index (a) ......................   128,200     4,022,916
  iShares MSCI Spain Index (a) ........................    44,700     2,530,914
  iShares MSCI Sweden Index (a) .......................    76,000     2,818,080
  iShares MSCI Switzerland Index (a) ..................    47,500     1,289,150
  iShares MSCI United Kingdom Index (a) ...............   129,746     3,224,188
  Ivy European Opportunities - Class A ................   134,158     5,737,935
                                                                   ------------
                                                                     38,351,191
                                                                   ------------
DIVERSIFIED FUNDS -- 27.3%
  AllianceBernstein International Growth - Class A ....   101,077     2,081,184
  Alpine International Real Estate Equity - Class Y ...     7,047       316,350
  Dodge & Cox International Stock .....................    73,630     3,485,636
  iShares MSCI EAFE Index (a) .........................    67,800     5,360,268
  iShares S&P Global Energy Sector Index (a) ..........    23,900     2,790,325
  Janus Overseas ......................................   139,582     6,962,351
  Lazard International Small Cap - Investor Shares ....    48,949       924,642
  Oakmark International - Class I .....................   118,295     3,257,846
  Oppenheimer International Small Company - Class A ...   150,078     4,532,370
  Tocqueville International Value (The) ...............   196,936     3,115,525
                                                                   ------------
                                                                     32,826,497
                                                                   ------------
ASIA/PACIFIC FUNDS -- 20.3%
  Eaton Vance Greater India - Class A (b) .............   156,734     4,189,498
  Fidelity Japan ......................................   132,905     2,297,927
  iShares FTSE/Xinhua China 25 Index (a) ..............    43,100     4,535,844
  iShares MSCI Australia Index (a) ....................   151,100     4,103,876
  iShares MSCI Japan Index (a) ........................   143,800     2,044,836
  iShares MSCI Pacific Ex-Japan Index (a) .............    21,600     3,016,872
  Matthews Pacific Tiger - Class I ....................    91,119     2,256,118
  ProFunds UltraJapan - Investor Class ................    41,259     2,017,548
                                                                   ------------
                                                                     24,462,519
                                                                   ------------
AMERICAS FUNDS -- 12.0%
  Fidelity Canada .....................................    57,916     3,085,172
  iShares MSCI Canada Index (a) .......................   151,000     4,163,070
  iShares MSCI Mexico Index (a) .......................    54,800     3,037,016
  iShares S&P Latin American 40 Index (a) .............    22,200     4,182,702
                                                                   ------------
                                                                     14,467,960
                                                                   ------------


See accompanying notes to financial statements.

NEW CENTURY INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2007 (UNAUDITED)
================================================================================
INVESTMENT COMPANIES -- 98.6% (CONTINUED)                SHARES        VALUE
--------------------------------------------------------------------------------
EMERGING MARKETS FUNDS -- 7.1%
  iShares MSCI Emerging Markets Index (a) ............     29,000  $  3,494,500
  Oppenheimer Developing Markets - Class A ...........     31,591     1,386,843
  T. Rowe Price Emerging Europe & Mediterranean ......    106,021     3,632,277
                                                                   ------------
                                                                      8,513,620
                                                                   ------------
TOTAL INVESTMENT COMPANIES (Cost $79,456,838) ........             $118,621,787
                                                                   ------------

================================================================================
MONEY MARKET SECURITIES -- 1.4%                          SHARES        VALUE
--------------------------------------------------------------------------------
  First American Treasury Obligations - Class A
    (Cost $1,762,082) ..............................    1,762,082  $  1,762,082
                                                                   ------------
TOTAL INVESTMENTS AT VALUE -- 100.0%
  (Cost $81,218,920) ...............................               $120,383,869

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.0%) ....                    (30,230)
                                                                   ------------

NET ASSETS -- 100.0% ...............................               $120,353,639
                                                                   ============

(a)   Exchange-traded fund.

(b)   Non-income producing security.


See accompanying notes to financial statements.

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
PORTFOLIO OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)
================================================================================
INVESTMENT COMPANIES -- 95.9%                             SHARES       VALUE
--------------------------------------------------------------------------------
LONG/SHORT EQUITY FUNDS -- 18.0%
  CGM Focus ...........................................   42,660   $  1,642,847
  Diamond Hill Focus Long-Short - Class I .............  179,546      3,328,776
  Gartmore U.S. Growth Leaders Long-Short .............   48,119        525,937
  Hussman Strategic Growth ............................  311,576      4,932,248
  Prudent Bear ........................................  183,533      1,051,643
  Schwab Hedged Equity ................................  251,212      4,122,388
  TFS Market Neutral (a) ..............................   79,706      1,119,874
  Weitz Funds (The) - Partners III Opportunity ........  289,728      3,323,181
                                                                   ------------
                                                                     20,046,894
                                                                   ------------
MERGER ARBITRAGE FUNDS -- 14.9%
  Arbitrage Fund (The) - Class R (a) ..................  172,522      2,210,008
  Enterprise Mergers and Acquisitions - Class A .......  372,863      4,772,647
  Gabelli ABC .........................................  354,925      3,666,379
  Merger Fund (The) ...................................  364,382      5,888,415
                                                                   ------------
                                                                     16,537,449
                                                                   ------------
GLOBAL MACRO FUNDS -- 14.5%
  Advantage Global Alpha - Class A ....................  155,411      2,146,232
  Calamos Global Growth and Income - Class A  (a) .....  104,914      1,165,593
  First Eagle Global - Class A ........................  162,171      7,826,390
  Franklin Mutual Discovery - Class Z .................  103,824      3,458,387
  Oppenheimer International Bond - Class A ............  243,172      1,519,823
                                                                   ------------
                                                                     16,116,425
                                                                   ------------
ASSET ALLOCATION FUNDS -- 9.9%
  Berwyn Income .......................................  121,430      1,534,871
  FPA Crescent - Class I ..............................  108,096      3,005,082
  Greenspring .........................................   78,952      1,910,627
  Leuthold Asset Allocation ...........................   91,912      1,011,949
  Leuthold Core Investment ............................  150,166      2,958,266
  Oakmark Equity and Income - Class I .................   22,194        611,001
                                                                   ------------
                                                                     11,031,796
                                                                   ------------
NATURAL RESOURCES FUNDS -- 9.8%
  DWS Global Commodities Stock (c) ....................   32,972        560,194
  FBR Gas Utility Index ...............................   27,764        610,250
  Permanent Portfolio .................................   19,842        671,243
  PIMCO Commodity Real Return Strategy - Class A ......  237,316      3,493,285
  PowerShares Global Water Portfolio (b) ..............   53,000      1,018,660
  RS Global Natural Resources - Class A ...............   77,637      2,737,486
  T. Rowe Price New Era ...............................    8,824        452,952
  Vanguard Precious Metals & Minerals .................   43,842      1,368,747
                                                                   ------------
                                                                     10,912,817
                                                                   ------------
REAL ESTATE FUNDS -- 6.8%
  Cohen & Steers International Realty - Class I .......  112,151      2,220,589
  DWS RREEF Real Estate (c) ...........................   16,100        432,446
  JPMorgan U.S. Real Estate - Class A .................   45,652      1,043,608
  Third Avenue Real Estate Value ......................  104,939      3,856,516
                                                                   ------------
                                                                      7,553,159
                                                                   ------------


See accompanying notes to financial statements.

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2007 (UNAUDITED)
================================================================================
INVESTMENT COMPANIES -- 95.9% (CONTINUED)                 SHARES       VALUE
--------------------------------------------------------------------------------
OPTION HEDGED FUNDS -- 6.6%
  Gateway ..........................................     159,083   $  4,441,588
  Old Mutual Analytic Defensive Equity - Class Z ...     199,182      2,916,027
                                                                   ------------
                                                                      7,357,615
                                                                   ------------
DEEP VALUE/DISTRESSED SECURITIES FUNDS -- 6.4%
  Fairholme ........................................      82,924      2,546,608
  Franklin Mutual Beacon - Class Z .................     115,728      2,065,753
  Third Avenue Value ...............................      39,218      2,486,822
                                                                   ------------
                                                                      7,099,183
                                                                   ------------
CONVERTIBLE ARBITRAGE FUNDS -- 5.0%
  Calamos Market Neutral - A Shares ................     427,252      5,550,007
                                                                   ------------
HIGH YIELD FUNDS -- 4.0%
  Fidelity Capital & Income ........................     116,506      1,069,528
  MainStay High Yield Corporate Bond - Class A .....     169,660      1,111,273
  Pioneer High Yield - Class A .....................      96,904      1,095,019
  Principal High Yield - Class A ...................     126,054      1,120,622
                                                                   ------------
                                                                      4,396,442
                                                                   ------------
TOTAL INVESTMENT COMPANIES (Cost $89,737,225) ......               $106,601,787
                                                                   ------------

================================================================================
                                                       PAR VALUE/
STRUCTURED NOTES -- 1.6%                                 UNITS          VALUE
--------------------------------------------------------------------------------
  Eksportfinans ASA, Efficient Allocation Return
    Note, due 10/19/09 .............................    $500,000   $    506,200
  Morgan Stanley Bear Market Plus Note,
    due 04/20/2008 .................................     100,000(d)     949,000
  Morgan Stanley Global Medium-Term Notes,
    Series F, due 09/20/07 .........................      45,000(d)     384,750
                                                                   ------------
TOTAL STRUCTURED NOTES (Cost $1,947,500) ...........               $  1,839,950
                                                                   ------------

================================================================================
MONEY MARKET SECURITIES -- 2.5%                          SHARES        VALUE
--------------------------------------------------------------------------------
  First American Treasury Obligations - Class A
    (Cost $2,822,897) ..............................   2,822,897   $  2,822,897
                                                                   ------------
TOTAL INVESTMENTS AT VALUE -- 100.0%
  (Cost $94,507,622) ...............................               $111,264,634

OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.0% ......                     36,246
                                                                   ------------

NET ASSETS -- 100.0% ...............................               $111,300,880
                                                                   ============

(a)   Non-income producing security.

(b)   Exchange-traded fund.

(c)   Closed-end fund.

(d)   $10.00 face value per unit.


See accompanying notes to financial statements.

NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2007 (UNAUDITED)
================================================================================

(1)   SIGNIFICANT ACCOUNTING POLICIES

New Century Portfolios ("New Century") is organized as a Massachusetts business trust which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and currently offers shares of five series: New Century Capital Portfolio, New Century Balanced Portfolio, New Century Opportunistic Portfolio (formerly New Century Aggressive Portfolio), New Century International Portfolio and New Century Alternative Strategies Portfolio (together, the "Portfolios"). New Century Capital Portfolio and New Century Balanced Portfolio commenced operations on January 31, 1989. New Century Opportunistic Portfolio and New Century International Portfolio commenced operations on November 1, 2000, and New Century Alternative Strategies Portfolio commenced operations on May 1, 2002.

Weston Financial Group, Inc. (the "Advisor"), a wholly-owned subsidiary of The Washington Trust Company, serves as the investment advisor to each Portfolio. Weston Securities Corporation (the "Distributor"), a wholly-owned subsidiary of Washington Trust Bancorp, Inc., serves as the distributor and principal underwriter to each Portfolio.

The investment objective of New Century Capital Portfolio is to provide capital growth, with a secondary objective to provide income, while managing risk. This Portfolio seeks to achieve its objectives by investing primarily in shares of other registered investment companies that emphasize investments in equities (domestic and foreign).

The investment objective of New Century Balanced Portfolio is to provide income, with a secondary objective to provide capital growth, while managing risk. This Portfolio seeks to achieve its objectives by investing primarily in shares of other registered investment companies that emphasize investments in equities (domestic and foreign), fixed income securities (domestic and foreign), or in a composite of such securities. This Portfolio will maintain at least 25% of its assets in fixed income securities by selecting registered investment companies that invest in such securities.

The investment objective of New Century Opportunistic Portfolio is to provide capital growth, without regard to current income, while managing risk. This Portfolio seeks to achieve its objective by investing primarily in shares of registered investment companies that emphasize investments in equities (domestic and foreign), fixed income securities that seek appreciation such as high-yield, lower rated debt securities (domestic or foreign), or other securities that are selected by those investment companies to achieve growth.

The investment objective of New Century International Portfolio is to provide capital growth, with a secondary objective to provide income, while managing risk. This Portfolio seeks to achieve its objectives by investing primarily in shares of registered investment companies that emphasize investments in equities and fixed income securities (foreign, worldwide, emerging markets and domestic).

NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2007 (UNAUDITED)
================================================================================

The investment objective of New Century Alternative Strategies Portfolio is to provide long-term capital appreciation, with a secondary objective to earn income, while managing risk. This Portfolio seeks to achieve its objectives by investing primarily in shares of other registered investment companies that emphasize alternative strategies.

The price of shares of each Portfolio fluctuates daily and there is no assurance that the Portfolios will be successful in achieving their stated investment objectives.

The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.    INVESTMENT VALUATION
      --------------------

Investments, representing primarily capital stock of other open-end investment companies, are valued at their net asset value as reported by such companies. The Portfolios may also invest in closed-end investment companies, exchange traded funds, and to a certain extent, directly in securities. Investments in closed-end investment companies, exchange traded funds and direct investments in securities are valued at market prices, as described in the paragraph below. The net asset value as reported by open-end investment companies may be based on fair value pricing; to understand the fair value pricing process used by such companies, consult their most current prospectus.

Investments in securities traded on a national securities exchange or included in NASDAQ are generally valued at the last reported sales price or the official closing price; and securities traded in the over-the-counter market and listed securities for which no sale is reported on that date are valued at the last reported bid price. It is expected that fixed income securities will ordinarily be traded in the over-the-counter market. When market quotations are not readily available, fixed income securities may be valued on the basis of prices provided by an independent pricing service. Other assets and securities for which no quotations are readily available or for which quotations the Advisor believes do not reflect market value are valued at their fair value as determined in good faith by the Advisor under the procedures established by the Board of Trustees. Short-term investments are valued at amortized cost which approximates market value.

B.    SHARE VALUATION
      ---------------

The net asset value per share of each Portfolio is calculated daily by dividing the total value of each Portfolio's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Portfolio is equal to the net asset value per share, except that shares of each Portfolio are subject to a redemption fee

NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2007 (UNAUDITED)
================================================================================

of 2% if redeemed within 30 days of the date of purchase. No redemption fee will be imposed on the exchange of shares among the various Portfolios of the Trust, the redemption of shares representing reinvested dividends or capital gain distributions, or on amounts representing capital appreciation of shares. During the periods ended April 30, 2007 and October 31, 2006, proceeds from redemption fees totaled $0 and $575, respectively for the New Century International Portfolio and $2 and $0, respectively, for the New Century Alternative Strategies Portfolio. No redemption fees were collected for the New Century Capital, New Century Balanced and New Century Opportunistic Portfolios. Any redemption fees are credited to Paid-in capital of the applicable Portfolio.

C.    INVESTMENT TRANSACTIONS
      -----------------------

Investment transactions are recorded on a trade date basis. Gains and losses on securities sold are determined on a specific identification method.

D.    INCOME RECOGNITION
      ------------------

Interest, if any, is accrued on portfolio investments daily. Dividend income and capital gain distributions are recorded on the ex-dividend date or as soon as the information is available if after the ex-date.

E.    DISTRIBUTIONS TO SHAREHOLDERS
      -----------------------------

Dividends arising from net investment income, if any, are declared and paid semi-annually to shareholders of the New Century Balanced and New Century Alternative Strategies Portfolios. Dividends from net investment income, if any, are declared and paid annually for the New Century Capital, New Century Opportunistic and New Century International Portfolios. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. There were no differences between the book and tax basis of distributions for the periods ended April 30, 2007 and October 31, 2006.

F.    COST OF OPERATIONS
      ------------------

The Portfolios bear all costs of their operations other than expenses specifically assumed by the Advisor. Expenses directly attributable to a Portfolio are charged to that Portfolio; other expenses are allocated proportionately among the Portfolios in relation to the net assets of each Portfolio.

NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2007 (UNAUDITED)
================================================================================

G.    USE OF ESTIMATES
      ----------------

In preparing financial statements in accordance with accounting principles generally accepted in the United States of America, management is required to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities, and revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)   INVESTMENT ADVISORY FEES, ADMINISTRATIVE AGREEMENT AND TRUSTEES' FEES

Each Portfolio has a separate Investment Advisory Agreement with the Advisor. Investment advisory fees for each Portfolio are computed daily and paid monthly. The investment advisory fees for each Portfolio, except for the New Century Alternative Strategies Portfolio, are computed at an annualized rate of 1% on the first $100 million of average daily net assets and .75% of average daily net assets exceeding that amount. The investment advisory fees for New Century Alternative Strategies Portfolio, however, are computed at an annualized rate of ..75% of average daily net assets. The advisory fees are based on the net assets of each of the Portfolios separately, and not on the total net assets of the Portfolios combined.

The Advisor has contractually agreed to limit the total expenses (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate of 1.50% of average net assets for each of the Portfolios. This total expenses number also excludes a Portfolio's proportionate share of expenses of the underlying investment companies in which such Portfolio invests. This contractual fee waiver is in place until August 31, 2007. Accordingly, for the six months ended April 30, 2007, the Advisor waived $24,094 of advisory fees for the New Century Opportunistic Portfolio. No waiver was necessary for New Century Capital, New Century Balanced, New Century International or New Century Alternative Strategies Portfolios.

Any advisory fees waived and/or any other operating expenses absorbed by the Advisor pursuant to an agreed upon expense cap shall be reimbursed by the Portfolio to the Advisor, if so requested by the Advisor, provided the aggregate amount of the Portfolio's current total operating expenses for such fiscal year does not exceed the applicable existing limitation on Portfolio expenses, and the reimbursement is made within three years after the year in which the Advisor incurred the expense. During the six months ended April 30, 2007, the Advisor received $10,757 in recouped fees from the New Century International Portfolio. During the six months ended April 30, 2007, the Advisor did not recoup any fees waived or other operating expenses absorbed from the New Century Opportunistic Portfolio. The Advisor has recouped all fees waived and expenses reimbursed for New Century Balanced Portfolio and New Century Alternative Strategies Portfolio. No fees have been waived or reimbursed for the New Century Capital Portfolio.

NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2007 (UNAUDITED)
================================================================================

As of April 30, 2007, the amounts available for reimbursement that have been paid and/or waived by the Advisor on behalf of the following Portfolios are as follows:
--------------------------------------------------------------------------------
New Century Opportunistic Portfolio..................................   $206,320
New Century International Portfolio..................................   $ 43,136
--------------------------------------------------------------------------------
As of April 30, 2007, the Advisor may recapture a portion of the above amounts no later than the dates as stated below:
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
                                         OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
                                             2007          2008          2009          2010
----------------------------------------------------------------------------------------------
New Century Opportunistic Portfolio...     $64,016       $62,153       $56,057       $24,094
New Century International Portfolio...     $24,339       $18,797       $    --       $    --
----------------------------------------------------------------------------------------------

Fees paid by the Portfolios pursuant to an Administration Agreement with the Advisor to administer the ordinary course of the Portfolios' business are paid monthly from a detail of actual expenses incurred in the overseeing of the Portfolios' affairs. All expenses incurred overseeing the Portfolios' affairs are reimbursed monthly.

The Portfolios pay each Trustee who is not affiliated with the Advisor a $10,000 annual retainer, paid quarterly, and a per meeting fee of $1,000. The Portfolios will also pay each Trustee who is not affiliated with the Advisor a $1,000 special meeting fee if held independent of a Regularly Scheduled Board Meeting. Trustees who are affiliated with the Advisor do not receive compensation.

(3)   DISTRIBUTION PLAN AND OTHER TRANSACTIONS WITH AFFILIATES

The Portfolios have adopted a Distribution Plan (the "Plan") under Section 12(b) of the Investment Company Act of 1940 and Rule 12b-1 thereunder. Under the Plan, each Portfolio may pay up to .25% of its average daily net assets to the Distributor for activities primarily intended to result in the sale of shares. Under its terms, the Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of the Trustees and a majority of those Trustees who are not "interested persons" of the Portfolios and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan.

During the six months ended April 30, 2007, the Distributor received $97,985, $79,508, $13,548, $119,682 and $60,840 from New Century Capital, Balanced,
Opportunistic, International and Alternative Strategies Portfolios, respectively, pursuant to the Plan.

Also during this time, the Distributor received sales commissions and other compensation of $49,359, $24,790, $1,868, $23,237 and $60,213 in connection with the purchase of investment company shares by New Century Capital, Balanced, Opportunistic, International and Alternative Strategies Portfolios, respectively. The

NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2007 (UNAUDITED)
================================================================================

Distributor has voluntarily agreed to reduce payments made by each Portfolio pursuant to the Plan in amounts equal to the sales commissions and other compensation.

Certain officers and trustees of New Century are also officers and/or directors of the Advisor and the Distributor.

(4)   INVESTMENT TRANSACTIONS

For the six months ended April 30, 2007, the cost of purchases and the proceeds from sales of securities other than short-term investments and U.S. government securities were as follows:

--------------------------------------------------------------------------------------------------------------------
                                                                                                             NEW
                                                   NEW          NEW           NEW             NEW          CENTURY
                                                 CENTURY      CENTURY       CENTURY         CENTURY      ALTERNATIVE
                                                 CAPITAL     BALANCED    OPPORTUNISTIC   INTERNATIONAL   STRATEGIES
                                                PORTFOLIO    PORTFOLIO     PORTFOLIO       PORTFOLIO      PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
Purchase of investment securities ..........   $7,101,233   $6,440,558     $1,943,764      $4,433,824    $13,670,716
Proceeds from sales of investment securities   $7,100,000   $2,508,032     $2,499,346      $1,303,872    $ 3,853,176
--------------------------------------------------------------------------------------------------------------------

(5)   TAX MATTERS

It is each Portfolio's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Portfolio so qualifies and distributes at least 90% of its taxable net income, the Portfolio (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Portfolio's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2007 (UNAUDITED)
================================================================================

The tax character of distributable earnings at April 30, 2007 was as follows:

----------------------------------------------------------------------------------------------------------------------
                                                                                                               NEW
                                                   NEW           NEW            NEW             NEW          CENTURY
                                                 CENTURY       CENTURY        CENTURY         CENTURY      ALTERNATIVE
                                                 CAPITAL       BALANCED    OPPORTUNISTIC   INTERNATIONAL    STRATEGIES
                                                PORTFOLIO     PORTFOLIO      PORTFOLIO       PORTFOLIO      PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
Accumulated ordinary income (loss) .........   $   188,178   $    52,131     $     (623)    $   287,070    $   (63,767)
Unrealized appreciation ....................    41,745,440    20,876,169      1,750,910      39,164,949     16,693,730
Capital loss carryforwards .................    (3,929,333)     (317,777)      (329,546)             --             --
Other gains ................................     4,128,729     1,883,951        500,621       2,036,159      2,091,308
                                               -----------   -----------     ----------     -----------    -----------
Total distributable earnings ...............   $42,133,014   $22,494,474     $1,921,362     $41,488,178    $18,721,271
                                               ===========   ===========     ==========     ===========    ===========
----------------------------------------------------------------------------------------------------------------------

The following information is based upon the federal income tax cost of investment securities as of April 30, 2007:

----------------------------------------------------------------------------------------------------------------------
                                                                                                               NEW
                                                   NEW           NEW            NEW             NEW          CENTURY
                                                 CENTURY       CENTURY        CENTURY         CENTURY      ALTERNATIVE
                                                 CAPITAL       BALANCED    OPPORTUNISTIC   INTERNATIONAL    STRATEGIES
                                                PORTFOLIO     PORTFOLIO      PORTFOLIO       PORTFOLIO      PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
Tax cost of portfolio investments ..........   $91,301,116   $71,492,604    $10,772,820     $81,218,920    $94,570,904
                                               ===========   ===========    ===========     ===========    ===========
Gross unrealized appreciation ..............   $41,746,213   $20,991,436    $ 1,827,991     $39,322,732    $17,234,775
Gross unrealized depreciation ..............          (773)     (115,267)       (77,081)       (157,783)      (541,045)
                                               -----------   -----------    -----------     -----------    -----------
Net unrealized appreciation ................   $41,745,440   $20,876,169    $ 1,750,910     $39,164,949    $16,693,730
                                               ===========   ===========    ===========     ===========    ===========
----------------------------------------------------------------------------------------------------------------------

The difference between the federal income tax cost of portfolio investments and the financial statement cost for New Century Capital, Balanced, Opportunistic and Alternative Strategies Portfolios is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales. For the New Century Alternative Strategies Portfolio, the difference between tax basis undistributed ordinary income and accumulated undistributed net investment income is due to the tax treatment of net short-term capital gains and the requirement to accrue income on structured notes for tax purposes.

NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2007 (UNAUDITED)
================================================================================

As of October 31, 2006, the Portfolios had the following capital loss carryforwards for federal income tax purposes. These capital loss carryforwards may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

--------------------------------------------------------------------------------
                                              NEW         NEW           NEW
                                            CENTURY     CENTURY       CENTURY
                                            CAPITAL     BALANCED   OPPORTUNISTIC
EXPIRES OCTOBER 31,                        PORTFOLIO   PORTFOLIO     PORTFOLIO
--------------------------------------------------------------------------------
2010 ..................................   $  798,303    $174,247      $212,888
2011 ..................................    3,131,030     143,530       116,658
                                          ----------    --------      --------
                                          $3,929,333    $317,777      $329,546
                                          ==========    ========      ========
--------------------------------------------------------------------------------

(6)   CONTINGENCIES AND COMMITMENTS

New Century indemnifies its officers and trustees for certain liabilities that might arise from their performance of their duties to the Portfolios. Additionally, in the normal course of business, New Century, on behalf of its Portfolios, enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Portfolios' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, based on experience, New Century expects the risk of loss to be remote.

(7)   NEW ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 (FIN 48) "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing each Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be booked as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in Portfolio NAV calculations as late as the Portfolio's last such calculation in the first required financial statement period. As a result, the Portfolios will incorporate FIN 48 in their Semi-Annual Report on April 30, 2008. Management is in the process of determining the impact of the adoption of FIN 48.

NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2007 (UNAUDITED)
================================================================================

In September  2006,  the  Financial  Accounting  Standards  Board (FASB)  issued
Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2007, each Portfolio does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the Statements of Changes in Net Assets for a fiscal period.

NEW CENTURY PORTFOLIOS
ABOUT YOUR PORTFOLIO'S EXPENSES (UNAUDITED)
================================================================================

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Portfolios, you may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other expenses. The following examples are intended to help you understand ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

A Portfolio's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The examples in the tables below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates each Portfolio's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from each Portfolio's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Portfolios. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolios under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Portfolios' costs with those of other mutual funds. It assumes that each Portfolio had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolios' actual returns, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess each Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Portfolios do not charge sales loads. However, a redemption fee of 2% is applied on the sale of shares of the Portfolios held for less than 30 days.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

NEW CENTURY PORTFOLIOS
ABOUT YOUR PORTFOLIO'S EXPENSES (UNAUDITED)
(CONTINUED)
================================================================================

More information about the Portfolios' expenses, including recent annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Portfolios' prospectus.

NEW CENTURY CAPITAL PORTFOLIO
--------------------------------------------------------------------------------
                                  Beginning          Ending
                                Account Value     Account Value    Expenses Paid
                              November 1, 2006   April 30, 2007   During Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return       $1,000.00         $1,102.10          $6.62
Based on Hypothetical 5%
  Return (before expenses)        $1,000.00         $1,018.50          $6.36
--------------------------------------------------------------------------------

* Expenses are equal to the New Century Capital Portfolio's annualized expense ratio of 1.27% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


NEW CENTURY BALANCED PORTFOLIO

--------------------------------------------------------------------------------
                                     Beginning         Ending      Expenses Paid
                                   Account Value    Account Value     During
                                 November 1, 2006  April 30, 2007     Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return          $1,000.00        $1,085.40        $7.08
Based on Hypothetical 5% Return
   (before expenses)                 $1,000.00        $1,018.00        $6.85
--------------------------------------------------------------------------------

* Expenses are equal to the New Century Balanced Portfolio's annualized expense ratio of 1.37% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

NEW CENTURY OPPORTUNISTIC PORTFOLIO

--------------------------------------------------------------------------------
                                     Beginning         Ending      Expenses Paid
                                   Account Value    Account Value     During
                                 November 1, 2006  April 30, 2007     Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return          $1,000.00        $1,103.70        $7.82
Based on Hypothetical 5% Return
      (before expenses)              $1,000.00        $1,017.36        $7.50
--------------------------------------------------------------------------------

* Expenses are equal to the New Century Opportunistic Portfolio's annualized expense ratio of 1.50% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

NEW CENTURY PORTFOLIOS
ABOUT YOUR PORTFOLIO'S EXPENSES (UNAUDITED)
(CONTINUED)
================================================================================

NEW CENTURY INTERNATIONAL PORTFOLIO

--------------------------------------------------------------------------------
                                     Beginning         Ending      Expenses Paid
                                   Account Value    Account Value    During
                                 November 1, 2006  April 30, 2007    Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return          $1,000.00        $1,166.40        $7.41
Based on Hypothetical 5% Return
      (before expenses)              $1,000.00        $1,017.95        $6.90
--------------------------------------------------------------------------------

* Expenses are equal to the New Century International Portfolio's annualized expense ratio of 1.38% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO

--------------------------------------------------------------------------------
                                     Beginning         Ending      Expenses Paid
                                   Account Value    Account Value     During
                                 November 1, 2006  April 30, 2007     Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return          $1,000.00        $1,068.60        $5.44
Based on Hypothetical 5% Return
  (before expenses)                  $1,000.00        $1,019.54        $5.31
--------------------------------------------------------------------------------

* Expenses are equal to the New Century Alternative Strategies Portfolio's annualized expense ratio of 1.06% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


38

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

================================================================================

                      INVESTMENT ADVISOR AND ADMINISTRATOR
                          Weston Financial Group, Inc.
                                  Wellesley, MA

                                   DISTRIBUTOR
                          Weston Securities Corporation
                                  Wellesley, MA

                                     COUNSEL
                             Greenburg Traurig, LLP
                                Philadelphia, PA

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                        Briggs, Bunting & Dougherty, LLP
                                Philadelphia, PA

                                 TRANSFER AGENT
                           Ultimus Fund Solutions, LLC
                                 Cincinnati, OH

                                    CUSTODIAN
                                 U.S. Bank, N.A.
                                 Cincinnati, OH

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Portfolios. This report is authorized for distribution to prospective investors in the Portfolios only if preceded or accompanied by an effective Prospectus which contains details concerning the management fee expense and other pertinent information.

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-639-0102, or on the Securities and Exchange Commission's (SEC) website at http://www.sec.gov. Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-888-639-0102, or on the SEC's website at http://www.sec.gov.

The Portfolios file a complete listing of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios' Forms N-Q are available without charge upon request by calling 1-888-639-0102, or on the SEC's website at http://www.sec.gov. The Portfolios' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, or by calling 1-800-SEC-0330.

================================================================================

ITEM 2.   CODE OF ETHICS.

Not required

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not required

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.   SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has a standing nominating committee responsible for the selection and nomination to serve as trustees of the registrant. Although the nominating committee expects to be able to find an adequate number of qualified candidates to serve as trustees, the nominating committee is willing to consider nominations received from shareholders. Shareholders wishing to submit a nomination should do so by notifying the Secretary of the registrant, in writing, at the following address: 40 William Street, Suite 100, Wellesley, Massachusetts 02481-3902.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.


(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12.  EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)     Certifications   required  by  Rule  30a-2(b)   under  the  Act  (17 CFR
270.30a-2(b)): Attached hereto



Exhibit 99.CERT           Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT        Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) New Century Portfolios
            --------------------------------------------------------------------


By (Signature and Title)*           /s/ Wayne M. Grzecki
                           -----------------------------------------------------
                                   Wayne M. Grzecki, President


Date          June 28, 2007
      ----------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*           /s/ Wayne M. Grzecki
                           -----------------------------------------------------
                                   Wayne M. Grzecki, President


Date          June 28, 2007
      ----------------------------------



By (Signature and Title)*           /s/ Nicole M. Tremblay
                           -----------------------------------------------------
                                   Nicole M. Tremblay, Treasurer


Date          June 28, 2007
      ----------------------------------


* Print the name and title of each signing officer under his or her signature.